Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Notes [Abstract]
Schedule of Convertible Notes
	December 31, 2019	December 31, 2018
Balance, beginning of year	25,449	—
Convertible Notes issued - liability portion	—	24,531
Unrealized foreign exchange gain	(209)	—
Accrued interest	(152)	152
Accretion	2,443	594
Amortization of note issue costs	745	172
Conversion to common shares	(18,139)	—
Conversion to warrants	(5,947)	—
Repayments	(4,190)
Balance, end of year	—	25,449